Due from Related Parties/Due to Related Parties	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Due from Related Parties/Due to Related Parties

NOTE 5 – Due from Related Parties/Due to Related Parties

The Company has balances outstanding due from and payable to affiliated companies and related parties.  These amounts are payable upon demand and are non-interest bearing.  At June 30, 2018 and December 31, 2017, the amounts due from related parties were $29,390 and $11,890, respectively.  At June 30, 2018 and December 31, 2017, the amounts due to related parties were $483,991 and $392,037, respectively.